Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Summary of (Loss) Income Before Provision for Income Taxes

(Loss) income before the provision for income taxes consists of the following:

	Year ended March 31,
	2016	2015	2014
United Kingdom	$942	$5,955	$(4,033)
Foreign	(3,321)	(5,518)	(12,838)

(Loss) income before provision for income taxes	$(2,379)	$437	$(16,871)

Schedule of Provision for Income Taxes

The provision for income taxes in the accompanying consolidated financial statements is comprised of the following:

	At March 31,
	2016	2015	2014
Current tax expense:
Domestic	$154	$—	$—
Foreign	711	152	19

Total current tax expense	865	152	19

Deferred tax expense:
Domestic	—	—	—
Foreign	—	—	—

Total deferred tax expense	—	—	—

Total provision for income taxes	$865	$152	$19

Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate

The reconciliation of the United Kingdom statutory tax rate to the Company’s effective tax rate included in the accompanying consolidated statements of operations is as follows:

	Year ended March 31,
	2016	2015	2014
Tax at statutory rate	20.0%	21.0%	20.0%
U.S. state taxes, net of federal	(1.9)	9.9	—
Foreign rate differential	18.0	(214.6)	10.7
Meals and entertainment	(7.9)	24.3	(0.6)
Branch income / loss	0.3	(2.7)	(0.6)
Share-based compensation	(7.3)	90.8	(0.1)
Foreign exchange	7.4	(215.4)	(2.1)
Non-deductible interest expense	(13.9)	76.2	—
R&D credit and R&D enhancement	7.9	—	(4.4)
Change in valuation allowance	48.1	243.5	(23.0)
Deferred tax true-ups	(61.0)	—	—
Tax reserves	(23.8)	—	—
Provision to return	(6.5)	—	—
Non-deductible expenses	(3.9)	—	—
Effect of U.K. rate change	(12.8)	—	—
Other	0.9	1.8	—

Effective Tax Rate	(36.4)%	34.8%	(0.1)%

Components of Deferred Tax Assets and (Liabilities)

Significant components of the Company’s deferred tax assets (liabilities) are as follows:

	At March 31,
	2016	2015
Deferred tax assets/liabilities:	(in thousands)
Net operating loss carryforwards	$12,362	$14,676
Share-based compensation	2,369	2,136
Deferred revenue	1,609	1,203
Fixed assets	1,097	509
Accrued compensation	732	624
Accrued costs	203	141
Deferred rent	284	159
Income tax credits	184	—
Other	149	164

Gross deferred tax assets	18,989	19,612
Valuation allowance	(18,355)	(19,612)
Prepaid expenses	(139)	—
Fixed assets	(442)	—
Other	(53)	—

Deferred tax assets, net	$—	$—

Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

At March 31, 2016
(in thousands)
Balance at April 1, 2015	$—
Additions based on tax positions related to current year	1,258
Additions for tax positions of prior years	1,068
Reductions for tax positions of prior years	—
Settlements	—

Balance at March 31, 2016	$2,326